LONG-TERM DEBT - Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest Expense [Abstract]
Capitalized interest	$ (187)	$ (27)	$ (22)
Amortization and other financial charges	106	36	78
Interest expense	3,263	2,588	2,360
Interest payments, net of interest capitalized	2,931	2,478	2,299
Short-term debt
Interest Expense [Abstract]
Interest on debt	165	153	10
Long-term debt (excluding junior subordinated notes)
Interest Expense [Abstract]
Interest on debt	2,562	1,883	1,841
Junior subordinated notes
Interest Expense [Abstract]
Interest on debt	$ 617	$ 543	$ 453